RETAINED PROFITS - Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Profit attributable to ordinary shareholders	£ 3,249	£ 224	£ 2,165
Profit attributable to other equity holders	344	417	281
The Bank
Condensed Income Statements, Captions [Line Items]
Net interest income	4,606	4,519	5,684
Net fee and commission income	848	655	743
Dividends received	1,391	44	1,331
Net trading and other operating income	1,956	2,952	2,169
Other income	4,195	3,651	4,243
Total income	8,801	8,170	9,927
Operating expenses	(6,273)	(5,828)	(6,333)
Impairment credit (charge)	773	(1,898)	(503)
Profit before tax	3,301	444	3,091
Tax (expense) credit	292	197	(645)
Profit for the year	£ 3,593	£ 641	£ 2,446